Leases (Details Narrative) - Lease Settlement Agreement [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Hawaii Research Center [Member]
Lease expiration date			Oct. 31, 2014		Oct. 31, 2014
Operating lease rent expense	$ 0	$ 0	$ 3,437	$ 12,112	$ 12,718	$ 56,856
Rent expences			3,437
Manoa Innovation Center [Member]
Operating lease rent expense	$ 7,927	$ 7,931	$ 23,784	$ 23,759	$ 31,479	$ 28,169